Segment Information - Summary of Number of Employees (Detail) - Employees	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of number of employees [line items]
Number of employees	19,087	22,271	22,322
Americas [member]
Disclosure of number of employees [line items]
Number of employees	6,153	7,675	7,960
The Netherlands [member]
Disclosure of number of employees [line items]
Number of employees	3,609	3,534	3,521
United Kingdom [member]
Disclosure of number of employees [line items]
Number of employees	2,621	2,476	2,307
Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	3,507	4,228	4,193
Joint ventures and associates [member] | Americas [member]
Disclosure of number of employees [line items]
Number of employees		733	669
Joint ventures and associates [member] | United Kingdom [member]
Disclosure of number of employees [line items]
Number of employees	62	59	47
Asset management [member]
Disclosure of number of employees [line items]
Number of employees	1,464	1,675	1,527
Asset management [member] | Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	206	191	183
Holding and other activities [member]
Disclosure of number of employees [line items]
Number of employees	958	321	409
International [member]
Disclosure of number of employees [line items]
Number of employees	4,281	6,590	6,598
International [member] | Joint ventures and associates [member]
Disclosure of number of employees [line items]
Number of employees	3,239	3,245	3,294